Loans Receivable and Allowance for Credit Losses - Aging of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total gross loans	$ 8,253,818	$ 7,881,133
Non-accrual	38,000	21,700
Real estate loans | One-to-four family
Financing Receivable, Past Due [Line Items]
Total gross loans	2,559,519	2,712,752
Real estate loans | Multifamily
Financing Receivable, Past Due [Line Items]
Total gross loans	1,677,613	1,460,641
Real estate loans | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total gross loans	2,521,151	2,349,308
Real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total gross loans	469,438	473,573
Commercial business loans
Financing Receivable, Past Due [Line Items]
Total gross loans	768,076	622,300
Consumer loans | Home equity loans and advances
Financing Receivable, Past Due [Line Items]
Total gross loans	255,126	259,155
Consumer loans | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total gross loans	2,895	3,404
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Past Due [Line Items]
Total gross loans	8,243,376	7,869,447
Non-accrual	38,000	21,701
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	82,369	56,769
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	36,598	40,649
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	18,153	9,900
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	8,161,007	7,812,678
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	27,618	6,220
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Financing Receivable, Past Due [Line Items]
Total gross loans	2,558,252	2,710,937
Non-accrual	9,787	8,750
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	24,083	21,664
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	13,886	11,685
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	5,652	6,250
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	2,534,169	2,689,273
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	4,545	3,729
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Financing Receivable, Past Due [Line Items]
Total gross loans	1,677,613	1,460,641
Non-accrual	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	12,978	13,626
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	2,083	13,626
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	10,595	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	1,664,635	1,447,015
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	300	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total gross loans	2,513,260	2,339,883
Non-accrual	5,766	2,920
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	13,219	5,026
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	8,072	4,394
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	320	632
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	2,500,041	2,334,857
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	4,827	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total gross loans	469,438	473,573
Non-accrual	5,923	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	5,923	6,205
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	0	6,205
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	463,515	467,368
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	5,923	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans
Financing Receivable, Past Due [Line Items]
Total gross loans	766,792	622,000
Non-accrual	15,281	9,785
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	24,403	8,721
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	11,990	3,713
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	1,408	2,643
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	742,389	613,279
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	11,005	2,365
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Financing Receivable, Past Due [Line Items]
Total gross loans	255,126	259,009
Non-accrual	1,243	246
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	1,759	1,524
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	566	1,026
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	175	372
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	253,367	257,485
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	1,018	126
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total gross loans	2,895	3,404
Non-accrual	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | Financial Asset, Past Due
Financing Receivable, Past Due [Line Items]
Total gross loans	4	3
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | 30-59 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	1	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | 60-89 Days
Financing Receivable, Past Due [Line Items]
Total gross loans	3	3
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | Current
Financing Receivable, Past Due [Line Items]
Total gross loans	2,891	3,401
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | 90 Days or More
Financing Receivable, Past Due [Line Items]
Total gross loans	$ 0	$ 0